Accounts receivable, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning	¥ 252,905	¥ 100,040	¥ 46,441
Charge for the year	228,281	152,865	53,599
Write off for the year	0	0	0
Balance at end	¥ 481,186	¥ 252,905	¥ 100,040